REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA [Abstract]
REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA
NOTE 5. REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA

We hold a variable interest which relates to our equity interest in Nutra SA, LLC (Nutra SA). We are the primary beneficiary of Nutra SA, and as such, Nutra SA’s assets, liabilities and results of operations are included in our consolidated financial statements. The other equity holders’ interests are reflected in net loss attributable to noncontrolling interest in Nutra SA, in the consolidated statements of operations, and redeemable noncontrolling interest in Nutra SA, in the consolidated balance sheets. Our variable interest in Nutra SA is our Brazil segment. A summary of the carrying amounts of Nutra SA balances included in our consolidated balance sheets follows (in thousands).

	September 30,	December 31,
	2013	2012
Cash and cash equivalents	$478	$562
Other current assets (restricted $2,154 and $2,505)	4,370	5,675
Property, net (restricted $5,231 and $5,757)	18,319	19,690
Goodwill and intangibles, net	5,185	6,215
Other noncurrent assets	24	54
Total assets	$28,376	$32,196

Current liabilities	$6,007	$5,141
Current portion of long-term debt (nonrecourse)	7,679	7,013
Long-term debt, less current portion (nonrecourse)	7,126	7,454
Other noncurrent liabilities	93	1,871
Total liabilities	$20,905	$21,479

Nutra SA’s debt is secured by its accounts receivable and property. Our parent company and our non-Brazilian subsidiaries do not guarantee any of Nutra SA’s debt.

A summary of changes in redeemable noncontrolling interest for the three and nine months ended September 30, 2013 and 2012, follows (in thousands).

	Three Months		Nine Months Ended
	2013	2012	2013	2012
Redeemable noncontrolling interest in Nutra SA, beginning of period	$7,836	$8,340	$9,262	$9,918
Investors' interest in net loss of Nutra SA	(605)	(212)	(1,633)	(1,184)
Investors' interest in other comprehensive loss of Nutra SA	(43)	137	(441)	(469)
Investors' purchase of additional units of Nutra SA	300	-	300	-
Redeemable noncontrolling interest in Nutra SA, end of period	$7,488	$8,265	$7,488	$8,265

In December 2010, we entered into a membership interest purchase agreement (MIPA) with AF Bran Holdings-NL LLC and AF Bran Holdings LLC (Investors). The Investors’ interest was 49.0% in all periods presented, until September 2013, when it increased to 49.7% as a result of the Investors’ contribution of an additional $0.3 million to Nutra SA. In October 2013, we transferred an additional $0.3 million in cash to Nutra SA and in November 2013, the Investors contributed $0.9 million for additional units of Nutra SA, and the Investor’s interest decreased to 49.1%. The Investors’ share of Nutra SA’s net income (loss) increases (decreases) redeemable noncontrolling interest.

Redeemable noncontrolling interest in Nutra SA is recorded in temporary equity, above the equity section and after liabilities on our consolidated balance sheets, because the Investors have the right to force a sale of Nutra SA assets in the future (see Drag Along Rights described below). We have assessed the likelihood of the Investors exercising these rights as less than probable at September 30, 2013. We will continue to evaluate the probability of the Investors exercising their Drag Along Rights each reporting period. We will begin to accrete the redeemable noncontrolling interest up to fair value if and when it is probable the Investors will exercise these rights.

We are restricted from competing with Nutra SA and Irgovel in Brazil as further described in the MIPA.

Under the limited liability company agreement for Nutra SA (LLC agreement), as amended, any units held by the Investors beginning January 1, 2014, accrue a yield at 4% (the Yield). Commencing with the first quarter of 2014, Nutra SA must make distributions to the Investors quarterly in the amount equal to the previously accrued and unpaid Yield plus any additional distributions owed to the Investors. Until March 31, 2014, or if at any time Nutra SA is past due on its obligations to pay the Investors the Yield, all amounts due to us for management fees or for shared employees as provided under the LLC Agreement shall be tolled and remain unpaid until all past due amounts, if any, owed to the Investors have been paid in full.

Following the payment of the Yield, Nutra SA must distribute all distributable cash (as defined in the LLC Agreement) to the members on March 31 of each year as follows: (i) first, to the Investors in an amount equal to a multiplier (Preference Multiple) times the Investors’ capital contributions, less the aggregate amount of distributions paid to the Investors, (ii) second, to us in an amount equal to two times the capital contributions made by us, less the aggregate amount of distributions paid to us; and (iii) third, to us and the Investors in proportion to our respective membership interests. The Preference Multiple is currently 2.3.

Under an October 2013 amendment of investment agreements, in November 2013, the Investors contributed an additional $0.9 million for units in Nutra SA and have the right to invest additional funds before December 31, 2013. We also agreed to pay to Nutra SA ninety percent of any funds received (when and if received) from our restricted cash (see the Commitment and Contingencies note), with no resulting change in our Nutra SA voting rights. The Preference Multiple may change as of December 31, 2013, to an amount dependent on fundings made by us (including from restricted cash) and the Investors in November and December 2013. If the we fail to purchase at least $3.0 million of units between November 1 and December 31, 2013, an event of default will be automatically declared January 1, 2014, and the Preference Multiple will increase to 2.5 . If at any time after November 1, 2013, our contributions for additional Nutra SA units between November 1 and December 31, 2013, plus funds contributed to Nutra SA from restricted cash, exceed the total of the Investor’s fourth quarter 2013 contributions by more than $4.0 million, the Preference Multiple will be reduced to 2.0.

In the second and third quarters of 2013, we transferred $0.7 million and $0.1 million in cash to Nutra SA. In exchange, title was returned to us for certain equipment contributed to Nutra SA in December 2012 with an historical cost of $0.2 million.

Under the LLC agreement, the business of Nutra SA is to be conducted by the manager, currently our CEO, subject to the oversight of the management committee. The management committee is comprised of three of our representatives and two Investor representatives. Upon an event of default or a qualifying event, we will no longer control the management committee and the management committee will include three Investor representatives and two of our representatives. In addition, following an event of default or a qualifying event, a majority of the members of the management committee may replace the manager of Nutra SA.

As of September 30, 2013, there have been no events of default. Events of default, as defined in the MIPA and the October 2013 amendment of investment agreements, are:
•	A Nutra SA business plan deviation, defined as the occurrence, for 2014, of a 20% unfavorable variation in two out of three of the following: (i) revenue, (ii) earnings before interest, taxes, depreciation and amortization (EBITDA) or (iii) debt,
•	A Nutra SA EBITDA default, which is defined as the failure to achieve 85% of planned EBITDA for three consecutive quarters,
•	A material problem, which is defined as a material problem in a facility (unrelated to changes in law, weather, etc.) likely to cause a Nutra SA business plan deviation or Nutra SA EBITDA default, which results in damages not at least 80% covered by insurance proceeds,
•	Failure of Irgovel to meet minimum quarterly processing targets beginning in the second quarter of 2014, or
•	Failure of Irgovel to achieve EBITDA of at least $4.0 million in any year after 2014.

As of September 30, 2013, there have been no qualifying events. The LLC agreement defines a qualifying event as any event prior to September 16, 2014, which results, or will result, in (i) a person or group of persons exercising the right to appoint members to our board of directors holding one third or more of the votes of all board members, (ii) the sale, exchange, pledge or use as guarantee of one half or more of our ownership interest in Nutra SA to a third party or (iii) the bankruptcy of RiceBran Technologies or Nutra SA.

The Investors have certain rights, summarized below, under an investor rights agreement and the LLC agreement, as further defined in the agreements.
•	Conversion Rights – The Investors may exchange units in Nutra SA for equity interests in our subsidiaries. After any exchange, the Investors would possess the same rights and obligations with respect to the securities of our subsidiaries, as they have in Nutra SA.
•	Global Holding Company (GHC) Roll-Up – If we form an entity, GHC, to hold our Brazil segment assets, the Investors may exchange units in Nutra SA for equity interests in GHC. The investors may exercise this right after the second anniversary of the formation of GHC or, if an event of default has occurred, after the GHC formation date. The appraised fair value of the Investors’ interest in Nutra SA would be used to determine the amount of ownership interest the Investors would receive in GHC.
•	RiceBran Technologies Roll-Up – The Investors may exchange units in Nutra SA for our common stock.. This right is available upon the earlier of January 2014 or upon an event of default. We may elect to postpone our obligation to complete the roll-up to January 2015 if the roll-up would result in over 25% of our common stock being owned by the Investors. The appraised fair value of the Investors’ interest in Nutra SA and the market price of our stock would be used to determine the amount of ownership interest the Investors would receive.
•	Drag Along Rights – The Investors have the right to force the sale of all Nutra SA assets after the earlier of January 1, 2015 or upon the failure to process a certain level of rice bran in the second and third quarters of 2014. The right terminates upon the occurrence of certain events (a $50 million Nutra SA initial public offering or a change of control, as defined). We may elect to exercise a right of first refusal to purchase the Investors’ interest instead of proceeding to a sale.

In evaluating whether we are the primary beneficiary of Nutra SA, we considered the matters which could be put to a vote of the members. Until there is an event of default or a qualifying event, the Investors’ rights and abilities, individually or in the aggregate, do not allow them to substantively participate in the operations of Nutra SA. The Investors do not currently have the ability to dissolve Nutra SA or otherwise force the sale of all its assets. They do have such rights in the future (Drag Along Rights as described above). We will continue to evaluate our ability to control Nutra SA each reporting period.

Cash provided by operations in our Brazil segment is generally unavailable for distribution to our Corporate and USA segments pursuant to the terms of the LLC agreement.

NOTE 5. REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA

We hold a variable interest which relates to our equity interest in Nutra SA, LLC (Nutra SA). We are the primary beneficiary of Nutra SA, and as such, Nutra SA’s assets, liabilities and results of operations are included in our consolidated financial statements. The other equity holders’ interests are reflected in net loss attributable to noncontrolling interest in Nutra SA, in the consolidated statements of operations, and redeemable noncontrolling interest in Nutra SA, in the consolidated balance sheets. Our variable interest in Nutra SA is our Brazil segment. A summary of the carrying amounts of Nutra SA balances included in our consolidated balance sheets follows (in thousands).

	December 31,
	2012	2011
Cash and cash equivalents	$562	$3,290
Other current assets (restricted $2,505 at December 31, 2012)	5,675	6,641
Property, net (restricted $5,757 at December 31, 2012)	19,690	15,833
Goodwill and intangibles, net	6,215	7,556
Other noncurrent assets	54	21
Total assets	$32,196	$33,341

Current liabilities	$5,141	$3,851
Current portion of long-term debt (nonrecourse $7,013 at December 31, 2012)	7,013	5,469
Long-term debt, less current portion (nonrecourse $7,454 at December 31, 2012)	7,454	6,361
Other noncurrent liabilities	1,871	3,766
Total liabilities	$21,479	$19,447

Nutra SA’s debt is secured by its accounts receivable and property. Our parent company and our non-Brazilian subsidiaries do not guarantee any of Nutra SA’s debt.

A summary of changes in redeemable noncontrolling interest in Nutra SA follows (in thousands):

	Investors' Ownership Interest After Transaction	2012	2011
Redeemable noncontrolling interest in Nutra SA, beginning of period		$9,918	$-
Investors' purchase of initial units - first quarter 2011	35.6%	-	7,725
Investors' purchase of additional units - second quarter 2011	45.2%	-	3,000
Investors' purchase of additional units - third quarter 2011	49.0%	-	900
Investors' purchase of additional units - fourth quarter 2012	49.0%	1,500	-
Investors' interest in net loss of Nutra SA		(1,627)	(776)
Investors' interest in accumulated other comprehensive income of Nutra SA		(529)	(931)
Redeemable noncontrolling interest in Nutra SA, end of period		$9,262	$9,918

In December 2010, we entered into a membership interest purchase agreement (MIPA) with AF Bran Holdings-NL LLC and AF Bran Holdings LLC (Investors). The transaction closed in January 2011. The Investors agreed to purchase units in Nutra SA for an aggregate purchase price of $7.7 million. Prior to the transaction, Nutra SA was our wholly owned subsidiary. Nutra SA owns 100% of Irgovel. Initially after the closing, effective in January 2011, we owned a 64.4% interest in Nutra SA, and the Investors owned a 35.6% interest in Nutra SA. The Parent Company received $4.0 million of the January 2011 proceeds. The remaining $3.7 million, less $0.5 million retained by Nutra SA for administrative expenses, was invested in Irgovel for capital improvements and working capital needs.

We agreed to use $2.2 million of the funds received from the January 2011 transaction closing to repay amounts owed to the Class 6 general unsecured creditors in accordance with the Amended Plan. The remaining $1.8 million was used for general corporate purposes, other unsecured creditor claims and administrative expenses associated with the Chapter 11 Reorganization.

We received in 2011 an additional $3.9 million from the Investors - $1.9 million for the purchase of outstanding units in Nutra SA from us, which was used by the Corporate and USA segments for working capital, and $2.0 million for the purchase of new units in Nutra SA, which were used by the Brazil segment to fund a capital expansion. These purchases increased the Investors’ interest in Nutra SA to a 49.0% interest as of December 31, 2011.

In December 2012, we received an additional $1.5 million from the Investors for the purchase of new units in Nutra SA, which were used by the Brazil segment to fund a capital expansion. We made additional capital contributions valued at $1.5 million under the agreement, consisting of the right to use certain proprietary equipment and forgiveness of fees Nutra SA owed us. We must deliver and install the equipment at our expense, within 90 days after requested by either the Investors or Irgovel. The Investors’ interest remained 49.0% interest as of December 31, 2012.

The Investors have the right to subsequently purchase from Nutra SA up to an additional 750,000 units for another $1,500,000. If immediately prior to such purchase Nutra SA and Irgovel have sufficient cash to complete certain projects, then the units will have no voting rights.

We determined that we continued to control Nutra SA after each of the membership interest sale transactions and should continue to consolidate Nutra SA. We treated each transaction similar to an equity transaction, with no gain or loss recognized in consolidated net loss or comprehensive loss. The $0.3 million historical cost of the equipment we contributed in December 2012, is reflected in Nutra SA’s balance sheet, in the Brazil segment, as of December 31, 2012. The Investors’ share of Nutra SA’s net income (loss) increases (decreases) redeemable noncontrolling interest.

Redeemable noncontrolling interest in Nutra SA is recorded in temporary equity, above the equity section and after liabilities on our consolidated balance sheets, because the Investors have the right to force a sale of Nutra SA assets in the future (see Drag Along Rights described below). We have assessed the likelihood of the Investors exercising these rights as less than probable at December 31, 2012, in part because it is more likely the Investors will exercise other rights prior to January 2014. We will continue to evaluate the probability of the Investors exercising their Drag Along rights each reporting period. We will begin to accrete the redeemable noncontrolling interest up to fair value if and when it is probable the Investors will exercise these rights.

We are restricted from competing with Nutra SA and Irgovel in Brazil as further described in the MIPA.

In connection with the December 2012 capital contributions, we amended the limited liability company agreement for Nutra SA (LLC agreement). Pursuant to this amendment, among other things, any units held by the Investors after January 1, 2014, accrue a yield at 4% if a certain milestone condition is satisfied, and at 8% if the milestone condition is not satisfied (the Yield). The milestone condition relates to Nutra SA having performed all of the following: obtaining additional back financing, completion of the capital expansion project within certain spending limitations, and operation of the plant post expansion at targeted processing levels. Commencing with the first quarter of 2014, Nutra SA must make distributions to the Investors quarterly in the amount equal to the previously accrued and unpaid Yield plus any additional distributions owed to the Investors. Until March 31, 2014, or if at any time Nutra SA is past due on its obligations to pay the Investors the Yield, all amounts due to us for management fees or for shared employees as provided under the LLC Agreement shall be tolled and remain unpaid until all past due amounts, if any, owed to the Investors have been paid in full.

Following the payment of the Yield, Nutra SA must distribute all distributable cash (as defined in the LLC Agreement) to the members on March 31 of each year as follows: (i) first, to the Investors in an amount equal to 2.3 times the Investors’ capital contribution, less the aggregate amount of distributions paid to the Investors, (ii) second, to us in an amount equal to two times the capital contributions made by us, less the aggregate amount of distributions paid to us; and (iii) third, to us and the Investors in proportion to our respective membership interests.

Under the LLC agreement, the business of Nutra SA is to be conducted by the manager, currently our CEO, subject to the oversight of the management committee. The management committee is comprised of three of our representatives and two Investor representatives. Upon an event of default or a qualifying event, we will no longer control the management committee and the management committee will include three Investor representatives and two of our representatives. In addition, following an event of default or a qualifying event, a majority of the members of the management committee may replace the manager of Nutra SA.

As of December 31, 2012, there have been no events of default. Events of default, as defined in the MIPA, are:
•	A Nutra SA business plan deviation, defined as the occurrence, in either 2012, 2013 or 2014, of a 20% unfavorable variation in two out of three of the following: (i) revenue, (ii) earnings before interest, taxes, depreciation and amortization (EBITDA) or (iii) debt,
•	A Nutra SA EBITDA default, which is defined as the failure to achieve 85% of planned EBITDA for three consecutive quarters, or
•	A material problem, which is defined as a material problem in a facility (unrelated to changes in law, weather, etc.) likely to cause a Nutra SA business plan deviation or Nutra SA EBITDA default, which results in damages not at least 80% covered by insurance proceeds.

As of December 31, 2012, there have been no qualifying events. The LLC agreement, defines a qualifying event as any event prior to September 16, 2014, which results, or will result in, (i) a person or group of persons exercising the right to appoint members to our board of directors holding one third or more of the votes of all board members, (ii) the sale, exchange, pledge or use as guarantee of one half of our ownership interest in Nutra SA to a third party or (iii) the bankruptcy of RiceBran Technologies or Nutra SA.

The Investors have certain rights, summarized below, under an investor rights agreement and the LLC agreement, as further defined in the agreements.
•	Conversion Rights – The Investors may exchange units in Nutra SA for equity interests in Irgovel. After any exchange, the Investors would possess the same rights and obligations with respect to the securities of Irgovel, as they have in Nutra SA.
•	Global Holding Company (GHC) Roll-Up – If we form an entity, GHC, to hold our Brazil segment assets, the Investors may exchange units in Nutra SA for equity interests in GHC. The investors may exercise this right after the second anniversary of the formation of GHC or, if an event of default has occurred, after the later of January 2013 and the GHC formation date. The appraised fair value of the Investors’ interest in Nutra SA would be used to determine the amount of ownership interest the Investors would receive in GHC.
•	RiceBran Technologies Roll-Up – The Investors may exchange units in Nutra SA for our common stock.. This right is available upon the earlier of January 2014 or, if an event of default has occurred, January 2013. We may elect to postpone our obligation to complete the roll-up to January 2015 if the roll-up would result in over 25% of our common stock being owned by the Investors. The appraised fair value of the Investors’ interest in Nutra SA and the market price of our stock would be used to determine the amount of ownership interest the Investors would receive.
•	Drag Along Rights – The Investors have the right to force the sale of all Nutra SA assets after the earlier of (i) January 2014, (ii) January 2013 if an event of default occurs, or (iii) the date of a qualifying event. The right terminates upon the occurrence of certain events (a $50 million Nutra SA initial public offering or a change of control, as defined). We may elect to exercise a right of first refusal to purchase the Investors’ interest instead of proceeding to a sale.

In evaluating whether we are the primary beneficiary of Nutra SA, we considered the matters which could be put to a vote of the members. Until there is an event of default or a qualifying event, the Investors’ rights and abilities, individually or in the aggregate, do not allow them to substantively participate in the operations of Nutra SA. The Investors do not currently have the ability to dissolve Nutra SA or otherwise force the sale of all its assets. They do have such rights in the future (Drag Along Rights as described above). We will continue to evaluate our ability to control Nutra SA each reporting period.

Cash provided by operations in our Brazil segment is generally unavailable for distribution to our Corporate and USA segments pursuant to the terms of the LLC agreement.